Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Taxes [Line Items]
Income taxes paid	$ 4.2	$ 4.8	$ 4.4
Tax Year Twenty Eleven Through Twenty Twelve | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2011
Tax Year Twenty Eleven Through Twenty Twelve | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2012
2009 and 2010 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2009
2009 and 2010 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2010
Tax Years Twenty Zero Five Through Twenty Zero Eight | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2005
Tax Years Twenty Zero Five Through Twenty Zero Eight | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2008